Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Before Income Taxes
The components of our income before income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S.	$(15,738)	$24,507	$9,062
Foreign	9,083	6,414	6,550
(Loss)Income before income taxes	$(6,655)	$30,921	$15,612

Components of Provision for Income Taxes
The components of our provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current provision (benefit):
U.S.:
Federal	$2,956	$(11)	$10,229
State	416	1,160	1,003
Foreign	2,085	2,687	1,496
Total current provision	5,457	3,836	12,728
Deferred (benefit) provision:
U.S.:
Federal	(6,376)	9,166	(8,203)
State	(1,141)	375	(1,162)
Foreign	548	(297)	118
Total deferred (benefit) provision	(6,969)	9,244	(9,247)
Total (benefit) provision for income taxes	$(1,512)	$13,080	$3,481

Reconciliation of the Statutory U.S. Federal Income Tax Rate to Effective Income Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax provision at statutory rate	35.0%	35.0%	35.0%
State income taxes	10.3%	4.0%	2.9%
Change in valuation allowance	(5.9)%	1.8%	(6.0)%
Research and development credit	8.3%	(2.7)%	(4.2)%
Foreign income tax rate differences	4.5%	(3.5)%	(9.8)%
Non-deductible stock-based compensation expense	(5.9)%	2.0%	6.0%
Other non-deductible expenses	(4.4)%	5.3%	1.4%
Tax settlement	(15.6)%	—%	—%
Other, net	(3.6)%	0.4%	(3.0)%
Total	22.7%	42.3%	22.3%

Significant Components of Deferred Income Taxes
The significant components of our deferred income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$21,759	$18,675
General business credit carryforward	1,892	2,386
Reserves and allowances	40,623	26,726
Stock-based compensation expense	6,456	9,388
Other	7,840	6,540
Valuation allowance	(14,271)	(14,897)

Total deferred tax assets	64,299	48,818

Deferred tax liabilities:
Depreciation	23,734	15,037
Intangible assets	2,675	2,481
Other	5,029	866

Total deferred tax liabilities	31,438	18,384

Net deferred tax assets	$32,861	$30,434

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2011	$3,221
Additions for tax positions related to current year	586
Additions for tax positions of prior years	999
Reductions for tax positions of prior years	(469)
Settlements	(591)
Foreign currency translation	(58)
Balance at December 31, 2011	$3,688